AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.37%
Advertising - 1.43%
Clear Channel Outdoor Holdings, Inc.(a)	618,232	$1,465,210

Aerospace & Defense - 0.92%
Exail Technologies SA(a)	6,554	947,032

Banks - 1.83%
Blue Ridge Bankshares, Inc.	79,369	309,539
Laurentian Bank of Canada	22,162	649,214
TriCo Bancshares(b)	17,177	916,908
		1,875,661
Biotechnology - 4.82%
Apogee Therapeutics, Inc.(a)	18,431	2,489,660
Crinetics Pharmaceuticals, Inc.(a)	28,792	2,445,880
		4,935,540
Commercial Services - 9.08%
CBIZ, Inc.(a)	36,977	2,014,877
Intertek Group PLC	31,625	2,504,693
MarketAxess Holdings, Inc.	12,501	2,033,038
Mitie Group PLC	381,887	1,079,415
Payoneer Global, Inc.(a)(b)	235,572	1,674,917
		9,306,940
Computers & Computer Services - 2.60%
Nagarro SE	11,600	1,053,665
NCR Atleos Corp.(a)(b)	35,091	1,611,378
		2,665,043
Cosmetics/Personal Care - 0.89%
Kenvue, Inc.	48,193	909,884

Distribution/Wholesale - 0.51%
Distribution Solutions Group, Inc.(a)(b)	14,871	517,362

Diversified Financial Services - 4.80%
Allfunds Group PLC	111,030	1,143,291
DigitalBridge Group, Inc.	104,284	1,659,159
Schroders PLC	267,512	2,116,877
		4,919,327
Electric - 3.78%
AES Corp.	170,571	2,514,217
Dominion Energy, Inc.	20,538	1,355,713
		3,869,930
Electronics - 1.98%
Atkore, Inc.	21,648	2,028,201

Engineering & Construction - 1.51%
Bowman Consulting Group Ltd.(a)	12,493	532,077

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.37% (Continued)
Engineering & Construction - 1.51% (Continued)
IHS Holding Ltd.(a)	120,884	$1,016,634
		1,548,711
Entertainment - 2.49%
Caesars Entertainment, Inc.(a)(b)	85,989	2,553,873

Food - 2.02%
Nathan's Famous, Inc.	4,965	485,875
Utz Brands, Inc.(b)	111,712	1,586,310
		2,072,185
Hand/Machine Tools - 0.36%
Luxfer Holdings PLC	21,413	367,875

Healthcare - Products - 12.52%
Advanced Medical Solutions Group PLC	275,113	1,051,235
Bio-Techne Corp.	34,950	2,527,234
BioLife Solutions, Inc.(a)	44,326	1,643,165
Integer Holdings Corp.(a)	15,781	1,976,570
Lantheus Holdings, Inc.(a)	20,190	2,038,382
Penumbra, Inc.(a)(b)	7,857	2,538,597
Sanara Medtech, Inc.(a)	14,601	509,283
Varex Imaging Corp.(a)(b)	29,255	540,925
		12,825,391
Home Builders - 1.05%
Beazer Homes USA, Inc.(a)	32,337	1,072,942

Insurance - 5.83%
Beazley PLC	110,874	1,948,539
Bowhead Specialty Holdings, Inc.(a)	16,313	546,812
Brighthouse Financial, Inc.(a)	28,394	1,505,450
Equitable Holdings, Inc.(b)	18,437	924,247
Safety Insurance Group, Inc.	10,079	1,045,595
		5,970,643
Internet - 4.40%
Delivery Hero SE(a)(c)	56,351	2,404,143
Roku, Inc.(a)(b)	13,395	2,102,077
		4,506,220
Leisure Time - 1.63%
Global Business Travel Group I(a)	177,003	1,674,448

Machinery - Diversified - 1.64%
Rotork PLC	255,230	1,677,309

Media - 3.71%
Warner Bros Discovery, Inc.(a)(b)	133,212	3,800,538

Mining - 1.97%
Arcosa, Inc.(b)	13,919	2,022,431

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.37% (Continued)
Miscellaneous Manufacturing - 1.47%
Senior PLC	377,974	$1,508,297

Pharmaceuticals - 2.45%
Jamieson Wellness, Inc.(c)	17,594	580,267
Organon & Co.	140,046	1,927,033
		2,507,300
Real Estate Investment Trusts - 1.64%
LXP Industrial Trust	27,753	1,684,885

Retail - 1.45%
Fnac Darty SA	11,997	481,458
MarineMax, Inc.(a)	19,310	1,007,596
		1,489,054
Semiconductors - 4.51%
Qorvo, Inc.(a)(b)	9,333	896,715
Silicon Laboratories, Inc.(a)(b)	8,908	1,951,297
Synaptics, Inc.(a)(b)	18,343	1,774,135
		4,622,147
Software - 4.84%
DoubleVerify Holdings, Inc.(a)	126,942	1,701,023
LiveRamp Holdings, Inc.(a)	44,548	1,680,351
Simulations Plus, Inc.(a)(b)	29,660	545,744
Weave Communications, Inc.(a)	141,192	1,032,113
		4,959,231
Telecommunications - 4.08%
Globalstar, Inc.(a)(b)	28,974	2,362,830
Iridium Communications, Inc.(b)	38,757	1,820,804
		4,183,634
Textiles - 1.80%
UniFirst Corp.	6,670	1,844,922

Transportation - 0.36%
Irish Continental Group PLC	44,057	366,409

TOTAL COMMON STOCKS
(Cost $97,135,046)		96,698,575

RIGHTS(a) - 0.03%
Agnico Eagle Mines Ltd. CVR, Expires 6/16/2036(d)(e)	84,451	18,633
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(d)(e)	50,891	1,573
Arcellx, Inc., CVR, Expires 12/31/2029(d)(e)	21,934	—
Esperion Therapeutics, Inc., CVR, Expires 12/31/2030(d)(e)	607,557	12,333
Hologic, Inc., CVR, Expires 2/7/2028(d)(e)	34,175	—

TOTAL RIGHTS
(Cost $63,514)		32,539

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.85%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.596	%(f)	2,480,910	$2,480,910
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.730	%(f)	2,480,909	2,480,909
				4,961,819

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,961,819)				4,961,819

Total Investments - 99.25%
(Cost $102,160,379)				101,692,933

Other Assets in Excess of Liabilities - 0.75%(g)				773,437

NET ASSETS - 100.00%				$102,466,370

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2026, the aggregate fair market value of those securities was $18,451,482, representing 18.01% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, these securities had a total value of $2,984,410 or 2.91% of net assets.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,539 or 0.03% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Agnico Eagle Mines Ltd. CVR, Expires 6/16/2036	06/25/2026	$47,959
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/15/2026	1,527
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	1,535
Esperion Therapeutics, Inc., CVR, Expires 12/31/2030	07/14/2026	12,151
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	342
Total		$63,514

(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2026, the total fair market value of these securities was $32,539, representing 0.03% of net assets.
(f)	Rate shown is the 7-day effective yield as of August 31, 2026.
(g)	Includes cash held as collateral for short sales.

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (7.62%)
COMMON STOCKS SOLD SHORT - (7.62%)
Aerospace & Defense - (0.89%)
Rocket Lab Corp.	(14,344)	$(916,868)

Banks - (0.91%)
First Hawaiian, Inc.	(36,510)	(935,021)

Commercial Services - (0.08%)
Cintas Corp.	(424)	(85,559)

Diversified Financial Services - (0.40%)
Deutsche Boerse AG	(1,219)	(407,788)

Healthcare - Products - (1.54%)
Boston Scientific Corp.	(8,135)	(392,921)
MiMedx Group, Inc.	(6,913)	(31,385)
Repligen Corp.	(6,392)	(1,156,824)
		(1,581,130)
Internet - (1.42%)
Amazon.com, Inc.	(5,581)	(1,449,776)

Semiconductors - (2.38%)
ON Semiconductor Corp.	(24,763)	(1,834,691)
Skyworks Solutions, Inc.	(8,959)	(600,342)
		(2,435,033)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,586,844)		$(7,811,175)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Brink's Co.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	$—	$—	$18,991	USD	618,819	$18,991
Morgan Stanley & Co./ Upon Termination	Fox Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	—	—	23,405	USD	909,464	23,405
Morgan Stanley & Co./ Upon Termination	Kimberly-Clark Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	—	—	18,440	USD	789,399	18,440
Morgan Stanley & Co./ Upon Termination	NextEra Energy, Inc.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	—	—	55,742	USD	1,440,580	55,742
						$116,578			$116,578

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Corebridge Financial, Inc.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	$—	$—	$(40,494)	USD	888,023	$(40,494)
Morgan Stanley & Co./ Upon Termination	Cintas Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	05/06/2027	—	—	(119,873)	USD	830,741	(119,873)
						$(160,367)			$(160,367)

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	9,683,090	USD	6,923,135	Morgan Stanley & Co.	09/15/2026	$67,779
EUR	2,879,590	USD	3,328,160	Morgan Stanley & Co.	09/15/2026	18,332
GBP	1,383,900	USD	1,863,927	Morgan Stanley & Co.	09/15/2026	11,270
						$97,381

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,977,210	USD	2,162,338	Morgan Stanley & Co.	09/15/2026	$(12,878)
USD	10,309,530	CAD	14,383,860	Morgan Stanley & Co.	09/15/2026	(75,203)
EUR	52,970	USD	61,929	Morgan Stanley & Co.	09/15/2026	(370)
USD	9,314,758	EUR	8,101,270	Morgan Stanley & Co.	09/15/2026	(100,073)
GBP	330,900	USD	450,224	Morgan Stanley & Co.	09/15/2026	(1,851)
USD	15,259,425	GBP	11,420,500	Morgan Stanley & Co.	09/15/2026	(215,453)
						$(405,828)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	78.85%
United Kingdom	13.06%
Germany	3.38%
France	1.39%
Canada	1.22%
Cayman Islands	0.99%
Ireland	0.36%
Other Assets in Excess of Liabilities	0.75%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 77.97%
Aerospace & Defense - 0.71%
Boeing Co.(a)	450	$93,501

Airlines - 0.77%
Alaska Air Group, Inc.(a)	500	20,665
SkyWest, Inc.(a)	300	28,398
Southwest Airlines Co.	500	19,265
United Airlines Holdings, Inc.(a)	300	32,397
		100,725
Apparel - 2.55%
Birkenstock Holding PLC(a)	7,250	253,097
VF Corp.(b)	6,000	80,640
		333,737
Biotechnology - 5.83%
Apogee Therapeutics, Inc.(a)(c)	1,394	188,302
AtaiBeckley, Inc.(a)	18,303	134,344
Aura Biosciences, Inc.(a)	11,000	78,980
Crinetics Pharmaceuticals, Inc.(a)(c)	3,100	263,345
Viking Therapeutics, Inc.(a)(b)	3,000	98,340
		763,311
Chemicals - 2.21%
Element Solutions, Inc.(b)	7,971	283,289
Solstice Advanced Materials, Inc.(c)	100	6,339
		289,628
Commercial Services - 2.99%
Intertek Group PLC	1,671	132,343
MarketAxess Holdings, Inc.	1,593	259,069
		391,412
Diversified Financial Services - 1.87%
Schroders PLC	30,836	244,012

Electric - 5.04%
Dominion Energy, Inc.	1,861	122,844
TXNM Energy, Inc.(b)	9,303	535,946
		658,790
Electronics - 2.01%
Atkore, Inc.	2,800	262,332

Engineering & Construction - 1.53%
Bowman Consulting Group Ltd.(a)	4,706	200,429

Entertainment - 4.25%
Caesars Entertainment, Inc.(a)(b)	15,827	470,062
Cineplex, Inc.(a)	10,000	86,150
		556,212

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 77.97% (Continued)
Food - 2.06%
Utz Brands, Inc.(b)	19,000	$269,800

Healthcare - Products - 10.60%
Bio-Techne Corp.(b)	1,838	132,906
BioLife Solutions, Inc.(a)	8,433	312,611
Integer Holdings Corp.(a)	2,103	263,401
Lantheus Holdings, Inc.(a)(b)	1,275	128,724
Pacific Biosciences of California, Inc.(a)	62,000	84,010
Penumbra, Inc.(a)	1,028	332,147
Varex Imaging Corp.(a)	7,174	132,647
		1,386,446
Home Builders - 2.12%
Beazer Homes USA, Inc.(a)	8,375	277,882

Insurance - 2.38%
Accelerant Holdings, Class A(a)	13,412	264,619
Bowhead Specialty Holdings, Inc.(a)	1,403	47,028
		311,647
Internet - 3.10%
Delivery Hero SE(a)(d)	2,976	126,967
Roku, Inc.(a)(b)	1,773	278,237
		405,204
Media - 4.25%
Warner Bros Discovery, Inc.(a)(c)	15,700	447,921
EchoStar Corp., Class A(a)(b)	1,250	108,050
		555,971
Mining - 4.19%
Arcosa, Inc.(b)	2,076	301,643
Cameco Corp.(b)	2,500	246,900
		548,543
Oil & Gas - 1.66%
EQT Corp.(b)	4,000	216,720

Pharmaceuticals - 1.73%
Bayer AG, ADR	15,911	226,732

Real Estate Investment Trusts - 1.40%
LXP Industrial Trust	2,164	131,376
Segro PLC	3,943	51,355
		182,731
Retail - 5.29%
Dick's Sporting Goods, Inc.(b)(c)	3,000	405,300
MarineMax, Inc.(a)	3,831	199,902
Penske Automotive Group, Inc.	400	86,636
QXO, Inc.(a)	1	10
		691,848

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 77.97% (Continued)
Semiconductors - 1.86%
Intel Corp.(a)(b)	1,250	$111,888
Silicon Laboratories, Inc.(a)	602	131,868
		243,756
Software - 5.52%
DoubleVerify Holdings, Inc.(a)	10,043	134,576
LiveRamp Holdings, Inc.(a)(b)	15,584	587,829
		722,405
Transportation - 2.05%
Norfolk Southern Corp.(b)	781	267,719

TOTAL COMMON STOCKS (Cost $10,125,038)		10,201,493

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.28%
Commercial Services - 1.36%
Clarivate Science Holdings Corp.(d)	07/01/2028	3.875%	$183,000	$178,177

Computers & Computer Services - 2.03%
NCR Atleos Corp.(d)	04/01/2029	9.500%	251,000	265,677

Food - 0.49%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(d)	08/15/2034	7.000%	64,000	64,579

Healthcare - Products - 0.42%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	54,000	55,392

Internet - 0.15%
Getty Images, Inc.(d)	02/21/2030	11.250%	27,000	19,843

Media - 4.94%
EchoStar Corp., 6.75% PIK until 05/30/27; then 6.75% Cash until Maturity	11/30/2030	6.750%	472,000	479,053
iHeartCommunications, Inc.(d)
	05/01/2029	9.125%	96,000	86,137
	08/15/2030	7.750%	97,000	80,995
				646,185
Oil & Gas - 0.45%
Valaris Ltd.(d)	04/30/2030	8.375%	56,000	58,229

Pharmaceuticals - 1.86%
Organon & Co./Organon Foreign Debt Co-Issuer BV(d)	04/30/2028	4.125%	245,000	242,550

Real Estate Investment Trusts - 1.45%
SBA Communications Corp.	02/01/2029	3.125%	199,000	190,202

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.28% (Continued)
Retail - 0.68%
Papa John's International, Inc.(d)	09/15/2029	3.875%	$96,000	$88,954

Semiconductors - 1.45%
Synaptics, Inc.(d)	06/15/2029	4.000%	192,000	189,282

TOTAL CORPORATE BONDS (Cost $2,020,109)				1,999,070

CONVERTIBLE CORPORATE BONDS - 0.71%
Computers & Computer Services - 0.71%
Rapid7, Inc.	03/15/2029	1.250%	108,530	93,387

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $100,048)				93,387

	Shares	Value
RIGHTS(a) - 0.17%
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(e)(f)	3,200	$99
Arcellx, Inc., CVR, Expires 12/31/2029(e)(f)	2,507	—
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028(e)(f)	12,022	8,111
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031(e)(f)	3,000	7,630
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029(e)(f)	2,000	1,032
Contra Abiomed, Inc., CVR, Expires 12/31/2029(e)(f)	200	320
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027(e)(f)	415	183
Contra Metsera, Inc., CVR, Expires 12/31/2031(e)(f)	203	1,073
Hologic, Inc., CVR, Expires 2/7/2028(e)(f)	7,437	—
TreeHouse Foods, Inc., CVR, Expires 2/11/2033(e)(f)	1,486	3,023

TOTAL RIGHTS (Cost $21,239)		21,471

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06%
Put Options Purchased - 0.06%
Apogee Therapeutics, Inc.
	11/2026	$100.00	$13,508	1	$1
	11/2026	90.00	27,016	2	0
Crinetics Pharmaceuticals, Inc.	09/2026	80.00	127,425	15	0
Organon & Co.	12/2026	11.00	111,456	81	405
Warner Bros Discovery, Inc.
	09/2026	22.00	259,623	91	0
	10/2026	27.00	533,511	187	7,667

TOTAL PUT OPTIONS PURCHASED (Cost $42,829)					8,073

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06% (Continued)
Call Option Purchased - 0.00%(g)
Boston Scientific Corp.	09/2026	$50.00	$4,830	1	$110

TOTAL CALL OPTIONS PURCHASED (Cost $160)					110

TOTAL PURCHASED OPTIONS (Cost $42,989)					8,183

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.40%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.596	%(h)	418,526	$418,526
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.730	%(h)	418,525	418,525
				837,051

TOTAL SHORT-TERM INVESTMENTS (Cost $837,051)				837,051

Total Investments - 100.59% (Cost $13,146,474)				13,160,655

Liabilities in Excess of Other Assets - (0.59)%(i)				(76,558)

NET ASSETS - 100.00%				$13,084,097

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2026, the aggregate fair market value of those securities was $2,539,463, representing 19.41% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, these securities had a total value of $1,456,782 or 11.13% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,471 or 0.16% of net assets.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/13/2026	$96
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	176
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028	02/13/2026	7,694
Centessa Pharmaceuticals PLC CVR, Expires 6/24/2031	06/24/2026	7,500
Concert Pharmaceuticals, Inc., CVR, Expires 12/31/2029	03/07/2023	740
Contra Abiomed, Inc., CVR, Expires 12/31/2029	12/21/2022	204
Contra Albireo Pharma, Inc., CVR, Expires 12/31/2027	01/09/2023	892
Contra Metsera, Inc., CVR, Expires 12/31/2031	11/14/2025	995
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	74
TreeHouse Foods, Inc., CVR, Expires 2/11/2033	02/11/2026	2,868
Total		$21,239

(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2026, the total fair market value of these securities was $21,471, representing 0.16% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Rate shown is the 7-day effective yield as of August 31, 2026.
(i)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (7.46%)
COMMON STOCKS SOLD SHORT - (2.77%)
Computers & Computer Services - (0.03%)
Rapid7, Inc.	(247)	$(3,325)

Healthcare - Products - (2.07%)
Boston Scientific Corp.	(1,057)	(51,053)
Repligen Corp.	(1,216)	(220,072)
		(271,125)
Media - (0.02%)
iHeartMedia, Inc., Class A	(727)	(1,977)

Real Estate Investment Trusts - (0.29%)
Prologis, Inc.	(274)	(38,338)

Semiconductors - (0.36%)
Advanced Micro Devices, Inc.	(100)	(47,072)
		(47,072)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $358,439)		$(361,837)

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (7.46%) (Continued)
EXCHANGE-TRADED FUNDS SOLD SHORT - (4.69%)
Equity Funds Sold Short - (4.69%)
State Street SPDR S&P 500 ETF Trust	(800)	$(613,640)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $610,602)		(613,640)

TOTAL SECURITIES SOLD SHORT (Proceeds $969,041)		$(975,477)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Dick's Sporting Goods, Inc.
	09/2026	$140.00	$(283,710)	(21)	$(4,935)
	09/2026	135.00	(283,710)	(21)	(8,715)
	09/2026	130.00	(27,020)	(2)	(1,334)
Solstice Advanced Materials, Inc.
	09/2026	60.00	(63,390)	(10)	(4,630)
	09/2026	65.00	(63,390)	(10)	(1,850)
TOTAL WRITTEN CALL OPTIONS (Premiums received $22,270)					$(21,464)

Written Put Options
Advanced Micro Devices, Inc.
	09/2026	460.00	(47,072)	(1)	(540)
	09/2026	480.00	(47,072)	(1)	(1,560)
	09/2026	470.00	(47,072)	(1)	(940)
Warner Bros Discovery, Inc.
	10/2026	22.00	(59,913)	(21)	(840)
	10/2026	23.00	(473,598)	(166)	(2,656)
	10/2026	25.00	(171,180)	(60)	(1,200)
TOTAL WRITTEN PUT OPTIONS (Premiums received $22,993)					(7,736)

TOTAL WRITTEN OPTIONS (Premiums received $45,263)					$(29,200)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2026 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Funds Rate Plus 50bps (4.130%)	10/23/2026	—	—	14,172	USD	14,602	14,172
Morgan Stanley & Co./ Upon Termination	Fox Corp.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/01/2027	$—	$—	$3,051	USD	118,542	$3,051
Morgan Stanley & Co./ Upon Termination	NextEra Energy, Inc.	Received 1 Month-Federal Funds Rate Minus 40bps (3.230%)	10/01/2027	—	—	5,053	USD	130,578	5,053
						$22,276			$22,276

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month- Federal Funds Rate Minus 40bps (3.230%)	10/01/2027	$—	$—	$(36,263)	USD	195,029	$(36,263)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	100,020	USD	71,480	Morgan Stanley & Co.	09/15/2026	$731
USD	5,129	CAD	7,100	Morgan Stanley & Co.	09/15/2026	3
EUR	3,680	USD	4,236	Morgan Stanley & Co.	09/15/2026	41
						$775

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2026 (unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	3,900	USD	2,836	Morgan Stanley & Co.	09/15/2026	$(20)
USD	154,445	CAD	215,620	Morgan Stanley & Co.	09/15/2026	(1,226)
USD	130,484	EUR	113,850	Morgan Stanley & Co.	09/15/2026	(1,826)
USD	391,914	GBP	294,500	Morgan Stanley & Co.	09/15/2026	(7,136)
						$(10,208)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	87.13%
United Kingdom	3.33%
Canada	2.97%
Germany	2.70%
Cayman Islands	2.02%
Jersey	1.93%
Bermuda	0.45%
Ireland	0.06%
Liabilities in Excess of Other Assets	(0.59)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CAD - Canadian dollar

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

PIK - Payment-in-kind

PLC - Public Limited Company

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar